SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended				11 Months Ended		12 Months Ended
	May 31, 2020		May 31, 2019		Feb. 28, 2019		Feb. 29, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net (loss) income	$ (155,766)		$ 338,426		$ 574,131		$ 617,903
Less: Income attributable to ordinary shares subject to possible redemption	(81,739)		(366,475)		(650,811)		(1,163,534)
Adjusted net loss	$ (237,505)		$ (28,049)		$ (76,680)		$ (545,631)
Weighted average ordinary shares outstanding, basic and diluted	2,704,587	[1]	2,602,465	[1]	2,039,690	[2]	2,610,315	[2]
Basic and diluted net loss per ordinary share	$ (0.09)	[3]	$ (0.01)	[3]	$ (0.04)	[4]	$ (0.21)	[4]

[1]	Excludes an aggregate of up to 2,391,618 and 5,659,877 shares subject to possible redemption at May 31, 2020 and 2019.
[2]	Excludes an aggregate of up to 4,964,590 and 5,662,598 shares subject to possible redemption at February 29, 2020 and February 28, 2019 , respectively.
[3]	Excludes interest income of $81,739 and $366,475 attributable to shares subject to possible redemption for the three months ended May 31, 2020 and 2019, respectively (see Note 3).
[4]	Excludes interest income of $1,163,534 and $650,811 attributable to shares subject to possible redemption for the year ended February 29, 2020 and for the period from March 20, 2018 (inception) through February 28, 2019, respectively (see Note 3).